Borrowings - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Federal home loan bank additional borrowings capacity	$ 119,000	$ 117,600
Loans Pledged as Collateral	79,700	113,300
Cash management lines of credit, additional borrowings	18,000
Securities Sold under Agreements to Repurchase	6,915	8,068
Security Owned and Pledged as Collateral, Fair Value	$ 9,400	$ 18,300
Federal Home Loan Bank Advances One [Member] | Weighted Average [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	1.73%
Federal Home Loan Bank Advances [Member] | Minimum
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	4.64%
Federal Home Loan Bank Advances [Member] | Maximum
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	6.65%
Federal Home Loan Bank Advances [Member] | Weighted Average [Member]
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	5.29%